Business Segment Data	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segment Data

NOTE 7 – BUSINESS SEGMENT DATA

At December 31, 2014, the Company was organized into four operating divisions: the hospital division, the Kindred at Home division (formerly known as the care management division), the Kindred Rehabilitation Services division (formerly known as the rehabilitation division) and the nursing center division. Based upon the authoritative guidance for business segments, the operating divisions represent six reportable operating segments, including (1) hospitals, (2) home health services, (3) hospice services, (4) Kindred Hospital Rehabilitation Services (formerly known as hospital rehabilitation services), (5) RehabCare (formerly known as skilled nursing rehabilitation services), and (6) nursing centers. These reportable operating segments are consistent with information used by the Company’s President and Chief Operating Officer to assess performance and allocate resources. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. Effective January 1, 2015, the Company recast its business segments, including the transfer of five IRFs from the hospital division to the Kindred Hospital Rehabilitation Services business segment. As a result, $51.0 million of goodwill was reallocated from the hospital division to the Kindred Hospital Rehabilitation Services business segment based upon the relative fair value of the five IRFs. All prior period segment information related to this segment change has been recast throughout these financial statements.

For segment purposes, the Company defines segment operating income as earnings before interest, income taxes, depreciation, amortization and rent. Segment operating income reported for each of the Company’s operating segments excludes impairment charges, transaction costs and the allocation of support center overhead.

NOTE 7 – BUSINESS SEGMENT DATA (Continued)

The following table sets forth certain data by business segment (in thousands):

	Year ended December 31,
	2014	2013	2012
Revenues:
Hospital division	$2,450,068	$2,400,076	$2,486,625
Kindred at Home:
Home health	298,907	173,242	102,954
Hospice	50,095	51,685	40,386
	349,002	224,927	143,340
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services	374,201	352,097	350,784
RehabCare	1,007,036	995,907	1,006,464
	1,381,237	1,348,004	1,357,248
Nursing center division	1,062,549	1,005,383	1,003,511
	5,242,856	4,978,390	4,990,724
Eliminations:
Kindred Hospital Rehabilitation Services	(91,232)	(91,475)	(94,056)
RehabCare	(120,808)	(107,430)	(99,948)
Nursing centers	(3,217)	(4,250)	(3,378)
	(215,257)	(203,155)	(197,382)
	$5,027,599	$4,775,235	$4,793,342
Income (loss) from continuing operations:
Operating income (loss):
Hospital division	$518,355	$500,872	$546,967
Kindred at Home:
Home health	20,149	4,440	5,304
Hospice	5,390	5,523	8,404
	25,539	9,963	13,708
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services	98,196	89,183	78,111
RehabCare	70,974	40,813	71,422
	169,170	129,996	149,533
Nursing center division	146,728	124,856	126,271
Support center:
Overhead	(201,230)	(176,495)	(179,063)
Insurance subsidiary	(1,845)	(1,914)	(2,127)
	(203,075)	(178,409)	(181,190)
Impairment charges	−	(77,193)	(108,953)
Transaction costs	(17,983)	(2,112)	(2,231)
Operating income	638,734	507,973	544,105
Rent	(313,039)	(302,192)	(294,789)
Depreciation and amortization	(155,570)	(152,945)	(158,085)
Interest, net	(164,767)	(103,962)	(106,839)
Income (loss) before income taxes	5,358	(51,126)	(15,608)
Provision (benefit) for income taxes	462	(10,493)	30,341
	$4,896	$(40,633)	$(45,949)

NOTE 7 – BUSINESS SEGMENT DATA (Continued)

	Year ended December 31,
	2014	2013	2012
Rent:
Hospital division	$205,163	$194,967	$193,872
Kindred at Home:
Home health	7,832	4,123	2,407
Hospice	950	978	733
	8,782	5,101	3,140
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services	7,041	7,326	6,648
RehabCare	4,199	4,726	5,442
	11,240	12,052	12,090
Nursing center division	85,569	87,788	83,258
Support center	2,285	2,284	2,429
	$313,039	$302,192	$294,789
Depreciation and amortization:
Hospital division	$65,681	$68,482	$74,433
Kindred at Home:
Home health	7,622	5,987	4,071
Hospice	645	621	371
	8,267	6,608	4,442
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services	11,827	11,513	11,725
RehabCare	11,129	11,010	11,168
	22,956	22,523	22,893
Nursing center division	30,103	26,233	25,385
Support center	28,563	29,099	30,932
	$155,570	$152,945	$158,085

NOTE 7 – BUSINESS SEGMENT DATA (Continued)

	Year ended December 31,
	2014	2013	2012
Capital expenditures, excluding acquisitions (including discontinued operations):
Hospital division:
Routine	$29,881	$28,390	$38,118
Development	2,087	11,812	38,688
	31,968	40,202	76,806
Kindred at Home:
Home health:
Routine	783	1,369	1,602
Development	–	–	–
	783	1,369	1,602
Hospice:
Routine	64	154	14
Development	–	–	–
	64	154	14
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services:
Routine	194	454	502
Development	–	5	3,577
	194	459	4,079
RehabCare:
Routine	2,247	2,608	2,274
Development	–	–	–
	2,247	2,608	2,274
Nursing center division:
Routine	20,976	23,023	20,764
Development	3,170	7	8,057
	24,146	23,030	28,821
Support center:
Routine:
Information systems	35,896	40,756	50,341
Other	1,040	4,154	1,560
	36,936	44,910	51,901
Totals:
Routine	91,081	100,908	115,175
Development	5,257	11,824	50,322
	$96,338	$112,732	$165,497

	December 31, 2014	December 31, 2013
Assets at end of period:
Hospital division	$1,751,695	$1,746,085
Kindred at Home:
Home health	203,154	197,252
Hospice	32,733	46,871
	235,887	244,123
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services	366,153	379,782
RehabCare	360,860	339,103
	727,013	718,885
Nursing center division	513,603	552,336
Support center	2,424,766	684,440
	$5,652,964	$3,945,869

NOTE 7 – BUSINESS SEGMENT DATA (Continued)

	December 31, 2014	December 31, 2013
Goodwill:
Hospital division	$679,480	$679,480
Kindred at Home:
Home health	117,589	112,378
Hospice	26,910	26,910
	144,499	139,288
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services	173,618	173,334
RehabCare	–	–
	173,618	173,334
	$997,597	$992,102